Condensed Consolidated Statements of Stockholders’ Equity/(Deficit) (Unaudited) - USD ($)	Common Stock	Preferred Stock Series A	Preferred Stock Series B	Additional Paid-in Capital	Accumulated Equity/ (Deficit)	Total
Balance at Dec. 31, 2022	$ 67			$ 31,414,699	$ (38,046,057)	$ (6,631,291)
Balance (in Shares) at Dec. 31, 2022	381,556
Share-based Compensation				18,594		18,594
Shares Repurchased				(11,340)		$ (11,340)
Shares Repurchased (in Shares)	(72)					(72)
Net Income/(Loss)					(36,798,419)	$ (36,798,419)
Balance at Dec. 31, 2023	$ 67			31,421,953	(74,844,476)	(43,422,456)
Balance (in Shares) at Dec. 31, 2023	381,484
Acquisition of Thinking Tree Spirits	$ 5			(5)
Acquisition of Thinking Tree Spirits (in Shares)	50,972
Preferred Stock Issued		$ 18		1,550,982		1,551,000
Preferred Stock Issued (in Shares)		183,000
Shares Repurchased				(2,430)		(2,430)
Shares Repurchased (in Shares)	(14)
Warrants Issued				279,000		279,000
Warrants Exercised
Warrants Exercised (in Shares)	9,493
Net Income/(Loss)					8,859,341	8,859,341
Balance at Jun. 30, 2024	$ 72	$ 18		33,249,500	(65,985,135)	(32,735,545)
Balance (in Shares) at Jun. 30, 2024	441,935	183,000
Balance at Dec. 31, 2023	$ 67			31,421,953	(74,844,476)	(43,422,456)
Balance (in Shares) at Dec. 31, 2023	381,484
Share-based Compensation				4,892,110		4,892,110
Acquisition of Thinking Tree Spirits	$ 5			670,681		670,686
Acquisition of Thinking Tree Spirits (in Shares)	50,958
Private Placement of Preferred Stock – Series A		$ 33		3,290,567		3,290,600
Private Placement of Preferred Stock – Series A (in Shares)		329,060
Preferred Stock issued in Exchange for Factoring Agreements		$ 7		719,912		719,919
Preferred Stock issued in Exchange for Factoring Agreements (in Shares)		71,991
Preferred Stock issued in Exchange for Warrants		$ 9		(9)
Preferred Stock issued in Exchange for Warrants (in Shares)		93,789
Initial Public Offering of Common Stock	$ 169			3,591,910		3,592,079
Initial Public Offering of Common Stock (in Shares)	1,687,500
Private Placement of Common Warrants				1,397,998		1,397,998
Issuance of Warrants to Purchase Common Stock				8,828		8,828
Exercise of Warrants to Purchase Common Stock	317,853			(32)
Exercise of Warrants to Purchase Common Stock (in Shares)		32
Common Stock Exchanged for Prepaid Warrants	$ (3)			3
Common Stock Exchanged for Prepaid Warrants (in Shares)	(32,728)
2022 Convertible Note Warrants Reclassified from Liability to Equity				1,873,000		1,873,000
Conversion of 2022 and 2023 Convertible Notes to Equity				15,277,786		15,278,168
Conversion of 2022 and 2023 Convertible Notes to Equity (in Shares)	3,819,542	382
Common Stock Exchanged for Prepaid Warrants – 2022 and 2023 Convertible Notes	$ (193)			193
Common Stock Exchanged for Prepaid Warrants – 2022 and 2023 Convertible Notes (in Shares)	(1,927,800)
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity	$ 295			11,783,773		11,784,068
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in Shares)	2,946,015
Common Stock Exchanged for Prepaid Warrants – Whiskey Notes and related Warrant Liabilities	$ (197)			197
Common Stock Exchanged for Prepaid Warrants – Whiskey Notes and related Warrant Liabilities (in Shares)	(1,969,192)
Shares Repurchased				(3,690)		$ (3,690)
Shares Repurchased (in Shares)	(21)					(21)
Net Income/(Loss)					710,458	$ 710,458
Balance at Dec. 31, 2024	$ 556	$ 49		74,925,180	(74,134,018)	791,767
Balance (in Shares) at Dec. 31, 2024	5,273,611	494,840
Balance at Mar. 31, 2024	$ 72			31,421,948	(74,391,636)	(42,969,616)
Balance (in Shares) at Mar. 31, 2024	432,442
Acquisition of Thinking Tree Spirits
Acquisition of Thinking Tree Spirits (in Shares)	14
Preferred Stock Issued		$ 18		1,550,982		1,551,000
Preferred Stock Issued (in Shares)		183,000
Shares Repurchased				(2,430)		(2,430)
Shares Repurchased (in Shares)	(14)
Warrants Issued				279,000		279,000
Warrants Exercised
Warrants Exercised (in Shares)	9,493
Net Income/(Loss)					8,406,501	8,406,501
Balance at Jun. 30, 2024	$ 72	$ 18		33,249,500	(65,985,135)	(32,735,545)
Balance (in Shares) at Jun. 30, 2024	441,935	183,000
Balance at Dec. 31, 2024	$ 556	$ 49		74,925,180	(74,134,018)	791,767
Balance (in Shares) at Dec. 31, 2024	5,273,611	494,840
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock (in Shares)		(284,140)
Shares Repurchased (in Shares)
Net Income/(Loss)						(10,328,125)
Balance at Jun. 30, 2025	$ 1,299	$ 21	$ 74	81,574,150	(84,462,143)	(2,886,599)
Balance (in Shares) at Jun. 30, 2025	12,727,886	210,700	744,354
Balance at Jan. 01, 2025	$ 556	$ 49		74,925,181	(74,134,018)	791,767
Balance (in Shares) at Jan. 01, 2025	5,273,611	494,840
Private Placement of Series B Preferred Stock (and warrants) (See Note 7)			$ 28	2,791,782		2,791,810
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in Shares)			279,181
Exercise of ELOC Commitment Warrant	$ 7			60		67
Exercise of ELOC Commitment Warrant (in Shares)	67,162
ELOC Agreement Sales of Common Stock	$ 144			729,930		730,074
ELOC Agreement Sales of Common Stock (in Shares)	1,437,453
Exercise of Prepaid Warrants to Purchase Common Stock	$ 307			(307)
Exercise of Prepaid Warrants to Purchase Common Stock (in Shares)	3,066,776
Exercise of Common Warrants to Purchase Common Stock	$ 11			(11)
Exercise of Common Warrants to Purchase Common Stock (in Shares)	109,945
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock			$ 4	(4)
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock (in Shares)			55,917
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock		$ (28)	$ 42	(14)
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock (in Shares)		(284,140)	409,256
RSUs Vested	$ 275			(275)
RSUs Vested (in Shares)	2,772,939
Share-based Compensation				3,127,807		3,127,807
Net Income/(Loss)					(10,328,125)	(10,328,125)
Balance at Jun. 30, 2025	$ 1,299	$ 21	$ 74	81,574,150	(84,462,143)	(2,886,599)
Balance (in Shares) at Jun. 30, 2025	12,727,886	210,700	744,354
Balance at Mar. 31, 2025	$ 721	$ 49	$ 17	76,837,302	(77,167,065)	(328,976)
Balance (in Shares) at Mar. 31, 2025	6,921,564	494,840	167,981
Private Placement of Series B Preferred Stock (and warrants) (See Note 7)			$ 11	1,111,990		1,112,001
Private Placement of Series B Preferred Stock (and warrants) (See Note 7) (in Shares)			111,200
ELOC Agreement Sales of Common Stock	$ 111			497,537		497,648
ELOC Agreement Sales of Common Stock (in Shares)	1,107,439
Exercise of Prepaid Warrants to Purchase Common Stock	$ 182			(182)
Exercise of Prepaid Warrants to Purchase Common Stock (in Shares)	1,815,999
Exercise of Common Warrants to Purchase Common Stock	$ 11			(11)
Exercise of Common Warrants to Purchase Common Stock (in Shares)	109,945
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock			$ 4	(4)
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock (in Shares)			55,917
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock		$ (28)	$ 42	(14)
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock (in Shares)		(284,140)	409,256
RSUs Vested	$ 275			(275)
RSUs Vested (in Shares)	2,772,939
Share-based Compensation				3,127,807		3,127,807
Shares Repurchased (in Shares)
Net Income/(Loss)					(7,295,078)	(7,295,078)
Balance at Jun. 30, 2025	$ 1,299	$ 21	$ 74	$ 81,574,150	$ (84,462,143)	$ (2,886,599)
Balance (in Shares) at Jun. 30, 2025	12,727,886	210,700	744,354